UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Brian C. Janssen

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America®

Semi-annual report for the six months ended February 28, 2019

Investing for income
and stability.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	0.77%	0.82%	1.98%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated November 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Sharp volatility followed by rediscovered optimism characterized the first half of Intermediate Bond Fund of America’s fiscal year. Bonds saw moderate returns as yield movement across the Treasury curve was mixed. For the six-month period ended February 28, 2019, the fund gained 1.84%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, rose 2.05%. Meanwhile, the Lipper Short-Intermediate Investment-Grade Debt Funds Average returned 1.62%. This peer group measure includes some funds that, unlike this fund, hold below-investment-grade bonds (rated BB/Ba and below) such as high-yield corporate debt. Results for other time periods are shown in the table below.

Investors received dividends of 11 cents a share and earned an income return of 0.84% over the past six months, whether reinvesting dividends or taking them in cash. The fund’s share price increased to $13.27 from $13.14.

Bond market overview

The first half of the fund’s fiscal year was a rollercoaster for markets. Equity volatility spiked in the fall persisting through year-end, due to fears of too-restrictive monetary policy and a global economic slowdown. Markets recovered in the early part of 2019, thanks to optimism around somewhat stronger indicators and central banks communicating less restrictive policy going forward.

Results at a glance

For periods ended February 28, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	1.84%	2.59%	0.87%	1.08%	2.24%	4.48%
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	2.05	3.01	1.01	1.39	2.26	5.13
Lipper Short-Intermediate Investment-Grade Debt Funds Average[3]	1.62	2.40	1.70	1.33	3.23	5.10

[1]	Since February 19, 1988.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Intermediate Bond Fund of America	1

The Federal Reserve hiked interest rates twice over the six-month period. It increased the federal funds target rate by 50 basis points to a range between 2.25%–2.50%, citing a strong U.S. economy, moderate inflation and a tight labor market. Treasury yields moved higher for 30-year maturities and declined for medium-term maturities. The benchmark 10-year Treasury yield ended the six-month period 13 basis points lower at 2.73%.

The broad bond market saw a 2.0% return in the first half of the fund’s fiscal year. Across major sectors, returns varied. Treasury bonds and investment-grade corporate bonds had similar results, with 1.8% and 2.0% returns, respectively. Treasury Inflation-Protected Securities lost 0.2%, as inflation expectations sagged. The spread between investment-grade corporate bonds and Treasuries — the premium investors receive for taking credit risk — widened slightly during the period by 7 basis points to 121 basis points. However, spreads had widened more sharply in late 2018 before tightening again as economic expectations improved in early 2019.

Inside the portfolio

In a relatively volatile period, the fund notched a strong return that outpaced its peers. The fund’s return over this period can be attributed to several factors, but the decline in yields for medium-term Treasuries had a notable positive impact. The fund’s duration position, its sensitivity to interest rates, has not moved much from where it started the fiscal year. The fund was positioned for five-year Treasury yields to decline by more than 30-year yields. This view benefited results as five-year yields fell while 30-year yields rose.

Amid volatility, the portfolio’s corporate bond exposure helped results relative to its peers, which tend to hold more credit risk on average. However, the credit position was also a reason why the fund lagged its benchmark, as the fund holds more corporate bonds than the index. At the end of the period, the portfolio held fewer corporate bonds than it did at the beginning of the fiscal year, making the position slightly more defensive. The fund’s corporate bond holdings declined to below 23% from over 26% during the six-month period.

To manage duration and curve positioning, the fund used both cash bonds and derivatives. These financial instruments, including interest rate swaps and futures, can provide protection when interest rates move contrary to what managers expect or can express managers’ interest rate expectations in a lower cost manner than buying additional bonds. Derivatives were used primarily to shift interest rate exposure away from longer maturities and toward intermediate maturities. Credit default swaps were also used to manage credit risk.

2	Intermediate Bond Fund of America

The portfolio’s Treasury Inflation-Protected Securities (TIPS) had a negative impact on results, due to inflation expectations falling in late 2018. Although managers reduced the fund’s holdings in TIPS during the period to 5% from 6%, they are currently maintaining a significant position because they see the potential for inflation to rise in a late economic cycle environment.

Looking ahead

Despite markets rebounding in early 2019, managers still see reasons for caution as many key uncertainties persist. In particular, they are paying attention to the Chinese economy. Its growth appears to be slowing significantly, which could have knock-on impacts across the globe. And until they are resolved, U.S./China trade negotiations will also continue to be a spoke in the wheel of companies trying to make investment decisions.

Although a number of market watchers anticipate a recession in 2020, it could ultimately take longer or serve as a relatively mild recession. However, debt imbalances continue to trouble managers, as companies and governments persistently issue a concerning amount of debt.

Finally, central bank policy is also more uncertain. Although the Fed appears to be on pause in early 2019, it could resume tightening if markets calm and U.S. growth proceeds moderately. However, managers do not see yields rising dramatically from here in the near-term.

With so much unknown, managers will exercise vigilance on credit, focusing on high-quality bonds that are more likely to hold up in a downturn. Interest rate risk, at this stage, is less of a concern than it was a year ago. In such an environment, the Intermediate Bond Fund of America will aim to preserve its shareholders’ capital and provide diversification from potential equity declines.

We appreciate your support and look forward to reporting to you again in six months.

Cordially,

Mark A. Brett
President

April 11, 2019

For current information about the fund, visit americanfunds.com.

Intermediate Bond Fund of America	3

Summary investment portfolio February 28, 2019	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	51.12%
AAA/Aaa	17.16
AA/Aa	6.61
A/A	12.50
BBB/Baa	5.61
Other	.17
Short-term securities & other assets less liabilities	6.83

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.16%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 51.12%
U.S. Treasury 46.14%
U.S. Treasury 1.50% 2019	$344,100	$341,471
U.S. Treasury 1.625% 2019	86,850	86,200
U.S. Treasury 1.875% 2019	144,100	143,329
U.S. Treasury 1.25% 2020[1]	175,500	173,454
U.S. Treasury 1.50% 2020	131,700	130,022
U.S. Treasury 1.75% 2020	138,920	137,100
U.S. Treasury 2.00% 2020	144,430	143,090
U.S. Treasury 2.25% 2020	82,300	82,044
U.S. Treasury 2.875% 2020	479,085	481,615
U.S. Treasury 1.125% 2021[1]	200,000	194,562
U.S. Treasury 1.125% 2021	93,876	90,749
U.S. Treasury 1.375% 2021	155,220	151,856
U.S. Treasury 1.75% 2021	150,000	147,027
U.S. Treasury 2.50% 2021	84,000	83,958
U.S. Treasury 1.75% 2022	100,000	97,679

4	Intermediate Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2022	$400,000	$392,480
U.S. Treasury 1.875% 2022	89,000	87,092
U.S. Treasury 2.00% 2022	526,400	517,046
U.S. Treasury 1.625% 2023	109,456	105,553
U.S. Treasury 2.375% 2023	115,000	114,439
U.S. Treasury 2.50% 2023	550,855	550,662
U.S. Treasury 2.625% 2023	246,711	247,789
U.S. Treasury 2.625% 2023	155,000	155,708
U.S. Treasury 2.625% 2023	150,000	150,703
U.S. Treasury 2.75% 2023	120,000	121,111
U.S. Treasury 2.75% 2023	100,000	100,980
U.S. Treasury 2.875% 2023	341,000	346,569
U.S. Treasury 2.875% 2023	160,900	163,396
U.S. Treasury 2.125% 2024	426,625	417,094
U.S. Treasury 2.50% 2024	782,161	781,699
U.S. Treasury 2.50% 2024	122,000	121,780
U.S. Treasury 2.625% 2025	194,000	194,250
U.S. Treasury 2.75% 2025	175,000	176,552
U.S. Treasury 2.875% 2025	130,000	132,138
U.S. Treasury 1.13%–8.75% 2019–2026	1,296,870	1,281,338
		8,642,535

U.S. Treasury inflation-protected securities 4.98%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	77,488	76,139
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	235,188	234,939
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	94,386	94,463
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	105,745	105,276
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	118,059	114,840
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	145,818	135,817
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	91,639	96,974
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2021–2046[2]	75,472	74,167
		932,615

Total U.S. Treasury bonds & notes		9,575,150

Corporate bonds & notes 22.36%
Financials 7.37%
Other securities		1,380,375

Other 14.99%
Other securities		2,807,505

Total corporate bonds & notes		4,187,880

Mortgage-backed obligations 9.30%
Federal agency mortgage-backed obligations 7.47%
Fannie Mae 4.00% 2033[3]	75,925	77,983
Fannie Mae 3.00% 2034[3,4]	99,540	99,345
Fannie Mae 4.50% 2049[3,4]	78,940	81,684
Fannie Mae 0%–11.01% 2025–2049[3,4,5]	397,676	404,207
Government National Mortgage Assn. 5.00% 2049[3,4]	139,391	145,189
Government National Mortgage Assn. 3.00%–5.00% 2042–2049[3,4]	78,021	80,666
Other securities		509,018
		1,398,092

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other 1.83%
Other securities		$342,894

Total mortgage-backed obligations		1,740,986

Asset-backed obligations 5.55%
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[3]	$92,775	92,307
Other securities		946,983
		1,039,290

Bonds & notes of governments & government agencies outside the U.S. 4.81%
Other securities		900,215

Municipals 0.02%
Other securities		4,130

Total bonds, notes & other debt instruments (cost: $17,505,605,000)		17,447,651

Preferred securities 0.01%
Financials 0.01%
Other securities		2,670

Total preferred securities (cost: $3,985,000)		2,670

Short-term securities 9.31%
ExxonMobil Corp. 2.47% due 3/6/2019–3/19/2019	100,000	99,917
Federal Home Loan Bank 2.36%–2.40% due 3/6/2019–4/22/2019	519,500	518,725
U.S. Treasury Bills 2.33%–2.39% due 3/14/2019–5/9/2019	592,800	591,478
Wal-Mart Stores, Inc. 2.41% due 3/11/2019–3/15/2019[6]	75,000	74,937
Other securities		457,911

Total short-term securities (cost: $1,743,033,000)		1,742,968
Total investment securities 102.48% (cost: $19,252,623,000)		19,193,289
Other assets less liabilities (2.48)%		(464,510)

Net assets 100.00%		$18,728,779

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $89,006,000, which represented .48% of the net assets of the fund.

6	Intermediate Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 2/28/2019 (000) [8]	Unrealized appreciation (depreciation) at 2/28/2019 (000)
90 Day Euro Dollar Futures	Long	1,307	December 2019	$326,750	$318,124	$2,006
2 Year U.S. Treasury Note Futures	Long	24,246	July 2019	4,849,200	5,144,887	(2,595)
5 Year U.S. Treasury Note Futures	Long	41,107	July 2019	4,110,700	4,709,321	(8,034)
10 Year U.S. Treasury Note Futures	Long	4,159	June 2019	415,900	507,398	(1,672)
10 Year Ultra U.S. Treasury Note Futures	Short	7,693	June 2019	(769,300)	(995,883)	4,753
20 Year U.S. Treasury Bond Futures	Short	37	June 2019	(3,700)	(5,345)	34
30 Year Ultra U.S. Treasury Bond Futures	Short	1,756	June 2019	(175,600)	(280,247)	3,590
						$(1,918)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
2.5045%	U.S. EFFR	8/29/2020	$247,620	$506	$—	$506
2.5215%	U.S. EFFR	8/29/2020	181,380	416	—	416
3-month USD-LIBOR	2.806%	8/29/2020	76,300	(178)	—	(178)
2.622%	U.S. EFFR	9/14/2020	255,000	976	—	976
2.3995%	U.S. EFFR	1/11/2021	171,830	96	—	96
2.4035%	U.S. EFFR	1/11/2021	128,170	81	—	81
2.3755%	U.S. EFFR	2/6/2021	456,000	107	—	107
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(6,534)	—	(6,534)
U.S. EFFR	2.508%	7/3/2023	660,645	(6,662)	—	(6,662)
U.S. EFFR	2.4435%	12/20/2023	33,045	(246)	—	(246)
U.S. EFFR	2.45375%	12/20/2023	296,015	(2,346)	—	(2,346)
U.S. EFFR	2.408%	2/8/2029	31,000	49	—	49
3-month USD-LIBOR	2.482%	7/3/2037	35,000	1,963	—	1,963
3-month USD-LIBOR	2.556%	11/3/2037	38,000	1,759	—	1,759
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(998)	—	(998)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	1,361	—	1,361
3-month USD-LIBOR	2.454%	1/15/2045	24,000	1,932	—	1,932
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	6,905	—	6,905
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	584	—	584
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,209	—	1,209
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	2,010	—	2,010
U.S. EFFR	2.166%	10/23/2047	20,000	1,678	—	1,678
U.S. EFFR	2.172%	11/8/2047	50,000	4,141	—	4,141
U.S. EFFR	2.145%	11/9/2047	61,400	5,425	—	5,425
U.S. EFFR	2.153%	11/10/2047	61,500	5,334	—	5,334
U.S. EFFR	2.155%	11/10/2047	34,550	2,982	—	2,982
U.S. EFFR	2.17%	11/13/2047	62,550	5,209	—	5,209

Intermediate Bond Fund of America	7

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
U.S. EFFR	2.5635%	2/12/2048	$105,651	$336	$—	$336
U.S. EFFR	2.4615%	3/15/2048	6,500	156	—	156
2.98%	3-month USD-LIBOR	3/15/2048	6,500	132	—	132
U.S. EFFR	2.485%	3/15/2048	6,500	125	—	125
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	109	—	109
U.S. EFFR	2.425%	3/16/2048	13,000	409	—	409
2.917%	3-month USD-LIBOR	3/16/2048	13,000	98	—	98
U.S. EFFR	2.42875%	4/18/2048	32,000	978	—	978
					$—	$30,102

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments (000)	Unrealized depreciation at 2/28/2019 (000)
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	$650,000	$(11,575)	$(9,920)	$(1,655)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $120,685,000, which represented .64% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,928,523,000, which represented 15.64% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

8	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $19,252,623)		$19,193,289
Cash		34,513
Receivables for:
Sales of investments	$181,910
Sales of fund’s shares	24,024
Interest	92,185
Variation margin on futures contracts	3,136
Variation margin on swap contracts	5,603	306,858
		19,534,660
Liabilities:
Payables for:
Purchases of investments	778,107
Repurchases of fund’s shares	11,263
Dividends on fund’s shares	270
Investment advisory services	2,889
Services provided by related parties	3,269
Trustees’ deferred compensation	348
Variation margin on futures contracts	8,066
Variation margin on swap contracts	1,151
Other	518	805,881
Net assets at February 28, 2019		$18,728,779

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,961,556
Total accumulated loss		(232,777)
Net assets at February 28, 2019		$18,728,779

See notes to financial statements

Intermediate Bond Fund of America	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,411,880 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$7,460,376	562,379	$13.27
Class C	51,639	3,894	13.26
Class T	10	1	13.26
Class F-1	141,390	10,658	13.27
Class F-2	1,444,521	108,891	13.27
Class F-3	462,246	34,859	13.26
Class 529-A	419,296	31,607	13.27
Class 529-C	20,188	1,522	13.26
Class 529-E	16,168	1,219	13.27
Class 529-T	10	1	13.26
Class 529-F-1	100,833	7,601	13.27
Class R-1	6,495	490	13.26
Class R-2	93,597	7,059	13.26
Class R-2E	4,126	311	13.25
Class R-3	130,128	9,810	13.27
Class R-4	123,397	9,302	13.27
Class R-5E	2,089	157	13.27
Class R-5	31,671	2,387	13.27
Class R-6	8,220,599	619,732	13.27

See notes to financial statements

10	Intermediate Bond Fund of America

Statement of operations	unaudited
for the six months ended February 28, 2019	(dollars in thousands)

Investment income:
Income:
Interest	$214,569
Dividends	73	$214,642
Fees and expenses*:
Investment advisory services	18,278
Distribution services	12,507
Transfer agent services	6,115
Administrative services	3,015
Reports to shareholders	327
Registration statement and prospectus	1,103
Trustees’ compensation	79
Auditing and legal	11
Custodian	44
Other	266	41,745
Net investment income		172,897

Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(36,270)
Futures contracts	69,365
Swap contracts	6,761	39,856
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	161,832
Futures contracts	(5,181)
Swap contracts	(24,073)	132,578
Net realized gain and unrealized appreciation		172,434
Net increase in net assets resulting from operations		$345,331

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

Intermediate Bond Fund of America	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2019*	2018
Operations:
Net investment income	$172,897	$290,880
Net realized gain (loss)	39,856	(244,937)
Net unrealized appreciation (depreciation)	132,578	(200,455)
Net increase (decrease) in net assets resulting from operations	345,331	(154,512)

Distributions paid or accrued to shareholders	(168,090)	(268,864)

Net capital share transactions	918,804	2,969,459

Total increase in net assets	1,096,045	2,546,083

Net assets:
Beginning of period	17,632,734	15,086,651
End of period	$18,728,779	$17,632,734

*	Unaudited.

See notes to financial statements

12	Intermediate Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Intermediate Bond Fund of America	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last

14	Intermediate Bond Fund of America

available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Intermediate Bond Fund of America	15

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are

16	Intermediate Bond Fund of America

based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,575,150	$—	$9,575,150
Corporate bonds & notes	—	4,186,075	1,805	4,187,880
Mortgage-backed obligations	—	1,740,986	—	1,740,986
Asset-backed obligations	—	1,039,290	—	1,039,290
Bonds & notes of governments & government agencies outside the U.S.	—	900,215	—	900,215
Municipals	—	4,130	—	4,130
Preferred securities	—	2,670	—	2,670
Short-term securities	—	1,742,968	—	1,742,968
Total	$—	$19,191,484	$1,805	$19,193,289

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,383	$—	$—	$10,383
Unrealized appreciation on interest rate swaps	—	47,066	—	47,066
Liabilities:
Unrealized depreciation on futures contracts	(12,301)	—	—	(12,301)
Unrealized depreciation on interest rate swaps	—	(16,964)	—	(16,964)
Unrealized depreciation on credit default swaps	—	(1,655)	—	(1,655)
Total	$(1,918)	$28,447	$—	$26,529

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Intermediate Bond Fund of America	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to

18	Intermediate Bond Fund of America

changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold or converted to cash without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Intermediate Bond Fund of America	19

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

20	Intermediate Bond Fund of America

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,630,758,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for

Intermediate Bond Fund of America	21

a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $4,126,008,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit

22	Intermediate Bond Fund of America

soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $716,667,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,383	Unrealized depreciation*	$12,301
Swaps	Interest	Unrealized appreciation*	47,066	Unrealized depreciation*	16,964
Swaps	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,655
			$57,449		$30,920

Intermediate Bond Fund of America	23

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$69,365	Net unrealized depreciation on futures contracts	$(5,181)
Swaps	Interest	Net realized gain on swap contracts	8,947	Net unrealized depreciation on swap contracts	(22,435)
Swaps	Credit	Net realized loss on swap contracts	(2,186)	Net unrealized depreciation on swap contracts	(1,638)
			$76,126		$(29,254)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

24	Intermediate Bond Fund of America

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$4,770
Capital loss carryforward*	(237,991)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$128,888
Gross unrealized depreciation on investments	(163,956)
Net unrealized depreciation on investments	(35,068)
Cost of investments	19,264,806

Intermediate Bond Fund of America	25

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended		Year ended
Share class	February 28, 2019		August 31, 2018
Class A	$61,811		$108,141
Class C	256		430
Class T	—	*	—	*
Class F-1	1,195		2,355
Class F-2	12,209		16,006
Class F-3	4,638		7,155
Class 529-A	3,395		5,795
Class 529-C	98		193
Class 529-E	118		205
Class 529-T	—	*	—	*
Class 529-F-1	925		1,530
Class R-1	31		48
Class R-2	451		704
Class R-2E	22		40
Class R-3	906		1,579
Class R-4	1,033		1,858
Class R-5E	17		10
Class R-5	319		619
Class R-6	80,666		122,196
Total	$168,090		$268,864

*	Amount less than one thousand.

26	Intermediate Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2019, the investment advisory services fee was $18,278,000, which was equivalent to an annualized rate of 0.204% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

Intermediate Bond Fund of America	27

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	Intermediate Bond Fund of America

For the six months ended February 28, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$10,560	$4,549		$364		Not applicable
Class C	266	33		13		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	179	122		36		Not applicable
Class F-2	Not applicable	728		312		Not applicable
Class F-3	Not applicable	21		112		Not applicable
Class 529-A	500	237		103		$136
Class 529-C	97	12		5		7
Class 529-E	40	3		4		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	56		24		32
Class R-1	33	4		2		Not applicable
Class R-2	350	166		23		Not applicable
Class R-2E	11	4		1		Not applicable
Class R-3	321	103		32		Not applicable
Class R-4	150	64		30		Not applicable
Class R-5E	Not applicable	1		1		Not applicable
Class R-5	Not applicable	9		8		Not applicable
Class R-6	Not applicable	3		1,945		Not applicable
Total class-specific expenses	$12,507	$6,115		$3,015		$180

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $79,000 in the fund’s statement of operations reflects $87,000 in current fees (either paid in cash or deferred) and a net decrease of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Intermediate Bond Fund of America	29

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2019

Class A	$843,385	64,213	$61,013		4,634		$(831,665)	(63,348)	$72,733	5,499
Class C	8,814	671	253		19		(14,057)	(1,069)	(4,990)	(379)
Class T	—	—	—		—		—	—	—	—
Class F-1	15,612	1,187	1,166		88		(26,451)	(2,011)	(9,673)	(736)
Class F-2	556,946	42,420	11,960		908		(206,851)	(15,729)	362,055	27,599
Class F-3	80,876	6,156	4,478		340		(80,184)	(6,108)	5,170	388
Class 529-A	49,052	3,730	3,380		257		(54,166)	(4,122)	(1,734)	(135)
Class 529-C	4,539	345	98		7		(6,402)	(487)	(1,765)	(135)
Class 529-E	2,097	159	117		9		(2,410)	(183)	(196)	(15)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	14,274	1,087	921		70		(10,589)	(805)	4,606	352
Class R-1	940	72	31		3		(1,564)	(120)	(593)	(45)
Class R-2	12,963	986	447		34		(17,766)	(1,352)	(4,356)	(332)
Class R-2E	1,345	102	21		2		(1,064)	(82)	302	22
Class R-3	17,586	1,338	898		68		(20,264)	(1,542)	(1,780)	(136)
Class R-4	15,926	1,211	1,027		78		(18,538)	(1,411)	(1,585)	(122)
Class R-5E	895	68	17		1		(173)	(13)	739	56
Class R-5	4,549	345	316		24		(6,238)	(475)	(1,373)	(106)
Class R-6	732,511	55,675	80,677		6,127		(311,944)	(23,749)	501,244	38,053
Total net increase (decrease)	$2,362,310	179,765	$166,820		12,669		$(1,610,326)	(122,606)	$918,804	69,828

30	Intermediate Bond Fund of America

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2018

Class A	$1,627,339	122,763	$106,370		8,058		$(1,612,666)	(121,788)	$121,043	9,033
Class C	16,587	1,253	424		33		(33,106)	(2,502)	(16,095)	(1,216)
Class T	—	—	—		—		—	—	—	—
Class F-1	42,239	3,195	2,292		174		(77,917)	(5,897)	(33,386)	(2,528)
Class F-2	629,674	47,591	15,726		1,192		(309,604)	(23,437)	335,796	25,346
Class F-3	234,666	17,730	6,878		522		(106,976)	(8,087)	134,568	10,165
Class 529-A	141,704	10,680	5,760		436		(101,152)	(7,651)	46,312	3,465
Class 529-C	10,363	780	191		14		(49,481)	(3,720)	(38,927)	(2,926)
Class 529-E	3,898	294	203		16		(4,654)	(352)	(553)	(42)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	28,499	2,155	1,522		115		(22,041)	(1,669)	7,980	601
Class R-1	1,461	110	48		4		(1,524)	(115)	(15)	(1)
Class R-2	26,949	2,037	697		53		(33,415)	(2,523)	(5,769)	(433)
Class R-2E	1,442	108	40		3		(1,279)	(97)	203	14
Class R-3	37,722	2,847	1,561		118		(50,319)	(3,800)	(11,036)	(835)
Class R-4	41,928	3,164	1,843		139		(47,967)	(3,623)	(4,196)	(320)
Class R-5E	1,429	108	10		1		(115)	(9)	1,324	100
Class R-5	12,133	916	613		46		(16,520)	(1,250)	(3,774)	(288)
Class R-6	2,673,379	201,529	122,190		9,260		(359,585)	(27,235)	2,435,984	183,554
Total net increase (decrease)	$5,531,412	417,260	$266,368		20,184		$(2,828,321)	(213,755)	$2,969,459	223,689

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,735,293,000 and $12,340,336,000, respectively, during the six months ended February 28, 2019.

Intermediate Bond Fund of America	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2019[4,5]	$13.14	$.11	$.13	$.24
8/31/2018	13.49	.21	(.37)	(.16)
8/31/2017	13.59	.16	(.04)	.12
8/31/2016	13.53	.15	.11	.26
8/31/2015	13.56	.15	(.01)	.14
8/31/2014	13.40	.17	.16	.33
Class C:
2/28/2019[4,5]	13.14	.07	.11	.18
8/31/2018	13.49	.11	(.37)	(.26)
8/31/2017	13.59	.05	(.03)	.02
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
8/31/2014	13.40	.07	.16	.23
Class T:
2/28/2019[4,5]	13.14	.13	.12	.25
8/31/2018	13.49	.24	(.36)	(.12)
8/31/2017[4,10]	13.38	.08	.10	.18
Class F-1:
2/28/2019[4,5]	13.14	.11	.13	.24
8/31/2018	13.49	.20	(.36)	(.16)
8/31/2017	13.59	.15	(.03)	.12
8/31/2016	13.53	.14	.11	.25
8/31/2015	13.56	.14	(.01)	.13
8/31/2014	13.40	.17	.16	.33
Class F-2:
2/28/2019[4,5]	13.14	.13	.13	.26
8/31/2018	13.49	.25	(.38)	(.13)
8/31/2017	13.59	.19	(.03)	.16
8/31/2016	13.53	.18	.11	.29
8/31/2015	13.56	.18	(.01)	.17
8/31/2014	13.40	.21	.16	.37
Class F-3:
2/28/2019[4,5]	13.13	.14	.12	.26
8/31/2018	13.49	.26	(.38)	(.12)
8/31/2017[4,11]	13.36	.13	.12	.25

32	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.11)	$—	$(.11)	$13.27	1.84%[6]		$7,460		.65%[7]		.65%[7]		1.75%[7]
(.19)	—	(.19)	13.14	(1.15)		7,317		.60		.60		1.61
(.14)	(.08)	(.22)	13.49	.93		7,391		.61		.61		1.17
(.17)	(.03)	(.20)	13.59	1.95		7,327		.61		.61		1.09
(.17)	—	(.17)	13.53	1.02		6,650		.61		.61		1.12
(.17)	—	(.17)	13.56	2.50		6,296		.61		.61		1.29

(.06)	—	(.06)	13.26	1.39	[6]	52		1.39	[7]	1.39	[7]	1.01	[7]
(.09)	—	(.09)	13.14	(1.92)		56		1.39		1.39		.81
(.04)	(.08)	(.12)	13.49	.17		74		1.39		1.39		.38
(.07)	(.03)	(.10)	13.59	1.17		104		1.39		1.39		.30
(.06)	—	(.06)	13.53	.24		116		1.39		1.39		.32
(.07)	—	(.07)	13.56	1.70		146		1.40		1.40		.50

(.13)	—	(.13)	13.26	1.90	[6,8]	—	[9]	.38	[7,8]	.38	[7,8]	2.02	[7,8]
(.23)	—	(.23)	13.14	(.91)[8]		—	[9]	.37	[8]	.37	[8]	1.84	[8]
(.07)	—	(.07)	13.49	1.36	[6,8]	—	[9]	.16	[6,8]	.16	[6,8]	.60	[6,8]

(.11)	—	(.11)	13.27	1.82	[6]	141		.69	[7]	.69	[7]	1.71	[7]
(.19)	—	(.19)	13.14	(1.22)		150		.67		.67		1.53
(.14)	(.08)	(.22)	13.49	.87		188		.67		.67		1.10
(.16)	(.03)	(.19)	13.59	1.90		258		.66		.66		1.05
(.16)	—	(.16)	13.53	.97		225		.66		.66		1.07
(.17)	—	(.17)	13.56	2.46		317		.65		.65		1.25

(.13)	—	(.13)	13.27	1.97	[6]	1,445		.39	[7]	.39	[7]	2.01	[7]
(.22)	—	(.22)	13.14	(.92)		1,068		.37		.37		1.86
(.18)	(.08)	(.26)	13.49	1.17		755		.38		.38		1.41
(.20)	(.03)	(.23)	13.59	2.19		579		.37		.37		1.37
(.20)	—	(.20)	13.53	1.25		294		.39		.39		1.35
(.21)	—	(.21)	13.56	2.74		542		.37		.37		1.51

(.13)	—	(.13)	13.26	1.95	[6]	462		.28	[7]	.28	[7]	2.12	[7]
(.24)	—	(.24)	13.13	(.82)		453		.27		.27		1.95
(.12)	—	(.12)	13.49	1.85	[6]	328		.27	[7]	.27	[7]	1.64	[7]

See end of table for footnotes.

Intermediate Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2019[4,5]	$13.14	$.11	$.13	$.24
8/31/2018	13.49	.20	(.37)	(.17)
8/31/2017	13.59	.15	(.03)	.12
8/31/2016	13.53	.14	.11	.25
8/31/2015	13.56	.14	(.01)	.13
8/31/2014	13.40	.16	.16	.32
Class 529-C:
2/28/2019[4,5]	13.13	.07	.12	.19
8/31/2018	13.48	.10	(.36)	(.26)
8/31/2017	13.59	.05	(.04)	.01
8/31/2016	13.53	.04	.11	.15
8/31/2015	13.56	.03	(.01)	.02
8/31/2014	13.40	.06	.16	.22
Class 529-E:
2/28/2019[4,5]	13.14	.10	.13	.23
8/31/2018	13.49	.18	(.37)	(.19)
8/31/2017	13.59	.12	(.03)	.09
8/31/2016	13.53	.11	.11	.22
8/31/2015	13.56	.11	(.01)	.10
8/31/2014	13.40	.13	.16	.29
Class 529-T:
2/28/2019[4,5]	13.14	.13	.11	.24
8/31/2018	13.49	.23	(.36)	(.13)
8/31/2017[4,10]	13.38	.08	.10	.18
Class 529-F-1:
2/28/2019[4,5]	13.14	.13	.12	.25
8/31/2018	13.49	.23	(.36)	(.13)
8/31/2017	13.59	.18	(.03)	.15
8/31/2016	13.53	.17	.11	.28
8/31/2015	13.56	.17	(.01)	.16
8/31/2014	13.40	.19	.16	.35
Class R-1:
2/28/2019[4,5]	13.14	.06	.12	.18
8/31/2018	13.49	.11	(.37)	(.26)
8/31/2017	13.59	.05	(.03)	.02
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
8/31/2014	13.40	.07	.16	.23

34	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.11)	$—	$(.11)	$13.27	1.82%[6]	$419		.70%[7]		.70%[7]		1.70%[7]
(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54
(.14)	(.08)	(.22)	13.49	.87	381		.67		.67		1.11
(.16)	(.03)	(.19)	13.59	1.86	380		.70		.70		1.00
(.16)	—	(.16)	13.53	.93	362		.70		.70		1.03
(.16)	—	(.16)	13.56	2.41	367		.70		.70		1.19

(.06)	—	(.06)	13.26	1.39 [6]	20		1.40	[7]	1.40	[7]	1.00	[7]
(.09)	—	(.09)	13.13	(1.87)	22		1.43		1.43		.73
(.04)	(.08)	(.12)	13.48	.06	62		1.44		1.44		.35
(.06)	(.03)	(.09)	13.59	1.11	67		1.46		1.46		.24
(.05)	—	(.05)	13.53	.17	68		1.46		1.46		.26
(.06)	—	(.06)	13.56	1.62	76		1.47		1.47		.42

(.10)	—	(.10)	13.27	1.73 [6]	16		.87	[7]	.87	[7]	1.53	[7]
(.16)	—	(.16)	13.14	(1.41)	16		.87		.87		1.34
(.11)	(.08)	(.19)	13.49	.67	17		.88		.88		.90
(.13)	(.03)	(.16)	13.59	1.66	19		.90		.90		.81
(.13)	—	(.13)	13.53	.72	18		.91		.91		.81
(.13)	—	(.13)	13.56	2.18	18		.92		.92		.97

(.12)	—	(.12)	13.26	1.86 [6,8]	—	[9]	.45	[7,8]	.45	[7,8]	1.95	[7,8]
(.22)	—	(.22)	13.14	(.98)[8]	—	[9]	.45	[8]	.45	[8]	1.77	[8]
(.07)	—	(.07)	13.49	1.34 [6,8]	—	[9]	.17	[6,8]	.17	[6,8]	.59	[6,8]

(.12)	—	(.12)	13.27	1.94 [6]	101		.45	[7]	.45	[7]	1.95	[7]
(.22)	—	(.22)	13.14	(.99)	95		.44		.44		1.77
(.17)	(.08)	(.25)	13.49	1.10	90		.45		.45		1.34
(.19)	(.03)	(.22)	13.59	2.09	84		.47		.47		1.23
(.19)	—	(.19)	13.53	1.17	79		.47		.47		1.26
(.19)	—	(.19)	13.56	2.64	74		.48		.48		1.42

(.06)	—	(.06)	13.26	1.39 [6]	7		1.40	[7]	1.40	[7]	1.00	[7]
(.09)	—	(.09)	13.14	(1.92)	7		1.39		1.39		.82
(.04)	(.08)	(.12)	13.49	.18	7		1.39		1.39		.38
(.07)	(.03)	(.10)	13.59	1.19	10		1.37		1.37		.33
(.06)	—	(.06)	13.53	.25	11		1.38		1.38		.35
(.07)	—	(.07)	13.56	1.70	11		1.39		1.39		.50

See end of table for footnotes.

Intermediate Bond Fund of America	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2019[4,5]	$13.13	$.07	$.12	$.19
8/31/2018	13.48	.11	(.37)	(.26)
8/31/2017	13.59	.05	(.04)	.01
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
8/31/2014	13.40	.07	.16	.23
Class R-2E:
2/28/2019[4,5]	13.12	.08	.13	.21
8/31/2018	13.48	.15	(.38)	(.23)
8/31/2017	13.58	.10	(.04)	.06
8/31/2016	13.52	.11	.11	.22
8/31/2015	13.56	.16	(.01)	.15
8/31/2014[4,12]	13.56	—	—	—
Class R-3:
2/28/2019[4,5]	13.14	.10	.12	.22
8/31/2018	13.49	.17	(.37)	(.20)
8/31/2017	13.59	.11	(.03)	.08
8/31/2016	13.53	.11	.11	.22
8/31/2015	13.56	.11	(.01)	.10
8/31/2014	13.40	.13	.16	.29
Class R-4:
2/28/2019[4,5]	13.14	.12	.12	.24
8/31/2018	13.49	.21	(.37)	(.16)
8/31/2017	13.59	.16	(.04)	.12
8/31/2016	13.53	.15	.11	.26
8/31/2015	13.56	.15	(.01)	.14
8/31/2014	13.40	.17	.16	.33
Class R-5E:
2/28/2019[4,5]	13.14	.13	.13	.26
8/31/2018	13.49	.26	(.39)	(.13)
8/31/2017	13.59	.19	(.03)	.16
8/31/2016[4,13]	13.49	.13	.15	.28
Class R-5:
2/28/2019[4,5]	13.14	.13	.13	.26
8/31/2018	13.49	.25	(.37)	(.12)
8/31/2017	13.59	.20	(.04)	.16
8/31/2016	13.53	.19	.11	.30
8/31/2015	13.56	.19	(.01)	.18
8/31/2014	13.40	.21	.16	.37

36	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.06)	$—	$(.06)	$13.26	1.40%[6]		$94		1.38%[7]		1.38%[7]		1.02%[7]
(.09)	—	(.09)	13.13	(1.83)		97		1.37		1.37		.84
(.04)	(.08)	(.12)	13.48	.11		105		1.40		1.40		.38
(.07)	(.03)	(.10)	13.59	1.18		118		1.37		1.37		.32
(.06)	—	(.06)	13.53	.23		118		1.40		1.40		.32
(.07)	—	(.07)	13.56	1.69		128		1.40		1.40		.49

(.08)	—	(.08)	13.25	1.53	[6]	4		1.11	[7]	1.11	[7]	1.29	[7]
(.13)	—	(.13)	13.12	(1.65)		4		1.10		1.10		1.11
(.08)	(.08)	(.16)	13.48	.46		4		1.09		1.09		.72
(.13)	(.03)	(.16)	13.58	1.65		2		1.05		1.05		.74
(.19)	—	(.19)	13.52	1.09	[8]	—	[9]	.55	[8]	.55	[8]	1.17	[8]
—	—	—	13.56	—		—	[9]	—		—		—

(.09)	—	(.09)	13.27	1.70	[6]	130		.93	[7]	.93	[7]	1.47	[7]
(.15)	—	(.15)	13.14	(1.47)		131		.92		.92		1.28
(.10)	(.08)	(.18)	13.49	.62		145		.93		.93		.85
(.13)	(.03)	(.16)	13.59	1.63		150		.92		.92		.77
(.13)	—	(.13)	13.53	.70		149		.93		.93		.79
(.13)	—	(.13)	13.56	2.16		153		.95		.95		.94

(.11)	—	(.11)	13.27	1.85	[6]	123		.63	[7]	.63	[7]	1.77	[7]
(.19)	—	(.19)	13.14	(1.17)		124		.62		.62		1.59
(.14)	(.08)	(.22)	13.49	.93		131		.62		.62		1.17
(.17)	(.03)	(.20)	13.59	1.94		118		.62		.62		1.08
(.17)	—	(.17)	13.53	1.02		107		.61		.61		1.11
(.17)	—	(.17)	13.56	2.48		112		.63		.63		1.27

(.13)	—	(.13)	13.27	1.95	[6]	2		.43	[7]	.43	[7]	1.97	[7]
(.22)	—	(.22)	13.14	(.93)		1		.40		.40		1.98
(.18)	(.08)	(.26)	13.49	1.20		—	[9]	.51		.35		1.43
(.15)	(.03)	(.18)	13.59	2.10	[6]	—	[9]	.48	[7]	.48	[7]	1.26	[7]

(.13)	—	(.13)	13.27	2.00	[6]	32		.33	[7]	.33	[7]	2.07	[7]
(.23)	—	(.23)	13.14	(.87)		33		.32		.32		1.88
(.18)	(.08)	(.26)	13.49	1.23		38		.32		.32		1.47
(.21)	(.03)	(.24)	13.59	2.24		34		.32		.32		1.38
(.21)	—	(.21)	13.53	1.32		30		.32		.32		1.41
(.21)	—	(.21)	13.56	2.79		24		.33		.33		1.57

See end of table for footnotes.

Intermediate Bond Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2019[4,5]	$13.14	$.14	$.13	$.27
8/31/2018	13.49	.26	(.37)	(.11)
8/31/2017	13.59	.21	(.04)	.17
8/31/2016	13.53	.20	.11	.31
8/31/2015	13.56	.19	(.01)	.18
8/31/2014	13.40	.22	.16	.38

Portfolio turnover rate for all share classes[14]	Six months ended	Year ended August 31
	February 28, 2019[4,5,6]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	46%	73%	78%	92%	96%	Not available
Including mortgage dollar roll transactions	100%	173%	177%	173%	192%	165%

See notes to financial statements

38	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.14)	$—	$(.14)	$13.27	2.03%[6]	$8,221	.27%[7]	.27%[7]	2.13%[7]
(.24)	—	(.24)	13.14	(.82)	7,642	.27	.27	1.96
(.19)	(.08)	(.27)	13.49	1.28	5,371	.27	.27	1.54
(.22)	(.03)	(.25)	13.59	2.30	3,457	.27	.27	1.45
(.21)	—	(.21)	13.53	1.36	2,704	.27	.27	1.47
(.22)	—	(.22)	13.56	2.84	1,671	.27	.27	1.61

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

Intermediate Bond Fund of America	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2018, through February 28, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Intermediate Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2018	2/28/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,018.42	$3.25	.65%
Class A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class C – actual return	1,000.00	1,013.91	6.94	1.39
Class C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class T – actual return	1,000.00	1,018.99	1.90	.38
Class T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,018.21	3.45	.69
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 – actual return	1,000.00	1,019.71	1.95	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	1,019.50	1.40	.28
Class F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 529-A – actual return	1,000.00	1,018.17	3.50	.70
Class 529-A – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-C – actual return	1,000.00	1,013.90	6.99	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class 529-E – actual return	1,000.00	1,017.29	4.35	.87
Class 529-E – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-T – actual return	1,000.00	1,018.59	2.25	.45
Class 529-T – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-1 – actual return	1,000.00	1,019.41	2.25	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 – actual return	1,000.00	1,013.90	6.99	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 – actual return	1,000.00	1,013.97	6.89	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	1,015.29	5.55	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-3 – actual return	1,000.00	1,016.97	4.65	.93
Class R-3 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 – actual return	1,000.00	1,018.51	3.15	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	1,019.53	2.15	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,020.01	1.65	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	1,020.29	1.35	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	41

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42	Intermediate Bond Fund of America

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

1,339,763,112

Total shares voting on November 28, 2018

1,239,773,367 (92.5% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	1,205,004,662	97.2%	34,768,705	2.8%
James G. Ellis	1,205,572,082	97.2	34,201,285	2.8
Nariman Farvardin	1,206,592,672	97.3	33,180,695	2.7
Michael C. Gitlin	1,207,908,072	97.4	31,865,295	2.6
Mary Davis Holt	1,209,228,802	97.5	30,544,565	2.5
R. Clark Hooper	1,204,115,403	97.1	35,657,964	2.9
Merit E. Janow	1,207,688,990	97.4	32,084,377	2.6
Laurel B. Mitchell	1,210,056,867	97.6	29,716,500	2.4
Margaret Spellings	1,205,024,926	97.2	34,748,441	2.8
Alexandra Trower	1,210,427,462	97.6	29,345,905	2.4
Karl J. Zeile	1,206,960,490	97.4	32,812,877	2.6

Intermediate Bond Fund of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2019, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®

Investment portfolio

February 28, 2019

unaudited

Bonds, notes & other debt instruments 93.16% U.S. Treasury bonds & notes 51.12% U.S. Treasury 46.14%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2019	$5,000	$4,967
U.S. Treasury 1.50% 2019	344,100	341,471
U.S. Treasury 1.50% 2019	5,000	4,966
U.S. Treasury 1.625% 2019	86,850	86,200
U.S. Treasury 1.625% 2019	16,000	15,944
U.S. Treasury 1.75% 2019	4,000	3,982
U.S. Treasury 1.875% 2019	144,100	143,329
U.S. Treasury 1.25% 20201	175,500	173,454
U.S. Treasury 1.375% 2020	42,000	41,400
U.S. Treasury 1.375% 2020	27,450	27,084
U.S. Treasury 1.375% 2020	17,100	16,904
U.S. Treasury 1.375% 2020	17,156	16,827
U.S. Treasury 1.375% 2020	10,100	9,974
U.S. Treasury 1.50% 2020	131,700	130,022
U.S. Treasury 1.50% 2020	29,140	28,780
U.S. Treasury 1.75% 2020	138,920	137,100
U.S. Treasury 2.00% 2020	144,430	143,090
U.S. Treasury 2.25% 2020	82,300	82,044
U.S. Treasury 2.50% 2020	17,000	16,987
U.S. Treasury 2.75% 2020	57,000	57,172
U.S. Treasury 2.875% 2020	479,085	481,615
U.S. Treasury 8.75% 2020	12,200	13,100
U.S. Treasury 1.125% 20211	200,000	194,562
U.S. Treasury 1.125% 2021	93,876	90,749
U.S. Treasury 1.125% 2021	42,500	41,189
U.S. Treasury 1.25% 2021	40,000	38,987
U.S. Treasury 1.375% 2021	155,220	151,856
U.S. Treasury 1.375% 2021	50,000	48,763
U.S. Treasury 1.75% 2021	150,000	147,027
U.S. Treasury 2.00% 2021	75,000	74,074
U.S. Treasury 2.00% 2021	26,700	26,346
U.S. Treasury 2.375% 2021	30,000	29,909
U.S. Treasury 2.375% 2021	4,000	3,988
U.S. Treasury 2.50% 2021	84,000	83,958
U.S. Treasury 2.875% 2021	12,500	12,616
U.S. Treasury 3.625% 2021	5,400	5,513
U.S. Treasury 8.00% 2021	20,000	22,858
U.S. Treasury 1.75% 2022	100,000	97,679
U.S. Treasury 1.75% 2022	23,300	22,790
U.S. Treasury 1.875% 2022	400,000	392,480
U.S. Treasury 1.875% 2022	89,000	87,092
U.S. Treasury 1.875% 2022	70,000	68,770
U.S. Treasury 1.875% 2022	50,000	49,101
U.S. Treasury 1.875% 2022	50,000	48,980
U.S. Treasury 2.00% 2022	526,400	517,046
U.S. Treasury 2.00% 2022	44,060	43,255

Intermediate Bond Fund of America — Page 1 of 17

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2022	$60,000	$59,151
U.S. Treasury 1.25% 2023	30,300	28,706
U.S. Treasury 1.375% 2023	9,000	8,558
U.S. Treasury 1.50% 2023	72,620	69,849
U.S. Treasury 1.625% 2023	109,456	105,553
U.S. Treasury 2.375% 2023	115,000	114,439
U.S. Treasury 2.50% 2023	550,855	550,662
U.S. Treasury 2.50% 2023	45,244	45,223
U.S. Treasury 2.625% 2023	246,711	247,789
U.S. Treasury 2.625% 2023	155,000	155,708
U.S. Treasury 2.625% 2023	150,000	150,703
U.S. Treasury 2.75% 2023	120,000	121,111
U.S. Treasury 2.75% 2023	100,000	100,980
U.S. Treasury 2.875% 2023	341,000	346,569
U.S. Treasury 2.875% 2023	160,900	163,396
U.S. Treasury 7.125% 2023	15,000	17,584
U.S. Treasury 1.875% 2024	19,500	18,834
U.S. Treasury 2.00% 2024	40,000	38,947
U.S. Treasury 2.125% 2024	426,625	417,094
U.S. Treasury 2.125% 2024	63,000	61,656
U.S. Treasury 2.125% 2024	60,000	58,594
U.S. Treasury 2.25% 2024	49,600	48,970
U.S. Treasury 2.50% 2024	782,161	781,699
U.S. Treasury 2.50% 2024	122,000	121,780
U.S. Treasury 2.625% 2025	194,000	194,250
U.S. Treasury 2.75% 2025	175,000	176,552
U.S. Treasury 2.875% 2025	130,000	132,138
U.S. Treasury 2.625% 2026	30,000	30,040
		8,642,535
U.S. Treasury inflation-protected securities 4.98%
U.S. Treasury Inflation-Protected Security 0.125% 20212	31,804	31,394
U.S. Treasury Inflation-Protected Security 0.125% 20222	77,488	76,139
U.S. Treasury Inflation-Protected Security 0.625% 20232	235,188	234,939
U.S. Treasury Inflation-Protected Security 0.625% 20242	94,386	94,463
U.S. Treasury Inflation-Protected Security 0.625% 20262	105,745	105,276
U.S. Treasury Inflation-Protected Security 0.375% 20272	118,059	114,840
U.S. Treasury Inflation-Protected Security 2.125% 20412	1,251	1,512
U.S. Treasury Inflation-Protected Security 0.75% 20421,2	145,818	135,817
U.S. Treasury Inflation-Protected Security 1.375% 20442	91,639	96,974
U.S. Treasury Inflation-Protected Security 1.00% 20462	42,417	41,261
		932,615
Total U.S. Treasury bonds & notes		9,575,150
Corporate bonds & notes 22.36% Financials 7.37%
ABN AMRO Bank NV 2.65% 20213	33,500	33,277
ACE INA Holdings Inc. 2.30% 2020	3,075	3,047
ACE INA Holdings Inc. 2.875% 2022	1,060	1,063
American Express Co. 2.20% 2020	17,500	17,287
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)4	45,817	46,026
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)4	9,900	10,067
Barclays Bank PLC 3.65% 2025	10,000	9,653

Intermediate Bond Fund of America — Page 2 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Barclays Bank PLC 4.375% 2026	$10,000	$9,942
BB&T Corp. 2.25% 2020	17,500	17,357
BB&T Corp. (3-month USD-LIBOR + 2.25%) 2.958% 20205	10,000	9,993
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,908
BNP Paribas 5.00% 2021	8,000	8,298
BNP Paribas 3.50% 20233	6,850	6,790
BNP Paribas 3.375% 20253	8,725	8,450
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 20193,5,6,7	1,805	1,805
CBOE Holdings, Inc. 1.95% 2019	12,500	12,476
Charles Schwab Corp. 3.85% 2025	15,825	16,386
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)4	20,950	20,884
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)4	15,000	15,349
Cooperatieve Rabobank U.A. 2.75% 2023	37,500	36,884
Crédit Agricole SA 3.75% 20233	16,000	15,956
Crédit Agricole SA 4.375% 20253	3,025	3,023
Credit Suisse Group AG 3.00% 2021	10,500	10,488
Credit Suisse Group AG 3.80% 2022	10,784	10,851
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)3,4	19,725	19,099
Credit Suisse Group AG 3.80% 2023	16,500	16,513
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)3,4	5,300	5,330
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)3,4	1,675	1,613
Danske Bank AS 2.80% 20213	14,698	14,442
Danske Bank AS 2.70% 20223	10,000	9,645
Danske Bank AS 3.875% 20233	15,000	14,573
Discover Financial Services 3.35% 2023	10,000	9,885
DNB Bank ASA 2.125% 20203	5,200	5,131
DNB Bank ASA 2.375% 20213	20,000	19,694
Ford Motor Credit Co. 3.81% 2024	6,650	6,200
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,727
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)4	53,100	52,036
Goldman Sachs Group, Inc. 3.625% 2024	15,000	15,034
Goldman Sachs Group, Inc. 3.75% 2026	9,750	9,639
Groupe BPCE SA 5.70% 20233	2,245	2,360
Groupe BPCE SA 5.15% 20243	5,300	5,441
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)4	6,315	6,205
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)4	3,500	3,475
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)4	2,950	2,980
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)4	22,275	22,572
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)4	9,400	9,641
Intesa Sanpaolo SpA 3.125% 20223	10,000	9,507
Intesa Sanpaolo SpA 3.375% 20233	5,820	5,555
Intesa Sanpaolo SpA 5.017% 20243	3,166	2,935
Intesa Sanpaolo SpA 3.875% 20273	6,179	5,435
JPMorgan Chase & Co. 2.55% 2020	5,980	5,944
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)4	12,000	11,955
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)4	25,000	25,374
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/05/2023)4	12,250	12,570
Lloyds Banking Group PLC 4.05% 2023	40,000	40,374
Lloyds Banking Group PLC 4.45% 2025	11,150	11,416
Metropolitan Life Global Funding I 2.30% 20193	4,720	4,718
Metropolitan Life Global Funding I 2.00% 20203	830	822
Metropolitan Life Global Funding I 2.40% 20213	22,500	22,297
Metropolitan Life Global Funding I 3.375% 20223	14,850	14,936
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)4	35,000	35,329

Intermediate Bond Fund of America — Page 3 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.125% 2026	$3,570	$3,410
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)3,4	11,620	11,458
New York Life Global Funding 1.50% 20193	15,260	15,143
New York Life Global Funding 1.95% 20203	14,125	13,937
New York Life Global Funding 1.95% 20203	7,200	7,148
New York Life Global Funding 1.70% 20213	12,500	12,112
New York Life Global Funding 2.00% 20213	12,274	12,035
Nordea Bank AB 1.625% 20193	30,000	29,790
Nordea Bank AB 2.25% 20213	15,000	14,740
PNC Bank 2.00% 2020	14,250	14,102
PNC Bank 2.50% 2021	25,000	24,750
PNC Financial Services Group, Inc. 2.854% 20224	5,000	4,938
Rabobank Nederland 4.625% 2023	10,000	10,312
Royal Bank of Canada 2.125% 2020	10,000	9,934
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)4	23,500	23,187
Santander Holdings USA, Inc. 3.70% 2022	15,000	15,001
Skandinaviska Enskilda Banken AB 2.375% 20193	20,000	20,001
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	12,608
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	20,810
Skandinaviska Enskilda Banken AB 2.80% 2022	5,800	5,726
Standard Chartered PLC 2.10% 20193	5,000	4,981
Svenska Handelsbanken AB 1.50% 2019	1,380	1,371
Svenska Handelsbanken AB 2.25% 2019	18,858	18,836
Swedbank AB 2.20% 20203	40,724	40,379
Swedbank AB 2.80% 20223	15,000	14,777
Toronto-Dominion Bank 1.90% 2019	10,000	9,951
Toronto-Dominion Bank 2.55% 2021	20,000	19,874
UniCredit SpA 3.75% 20223	23,650	23,102
UniCredit SpA 6.572% 20223	9,220	9,458
UniCredit SpA 4.625% 20273	4,150	3,932
Unum Group 5.625% 2020	1,100	1,137
US Bancorp 2.00% 2020	1,000	993
US Bancorp 2.05% 2020	20,000	19,747
US Bancorp 3.40% 2023	37,500	37,963
Wells Fargo & Co. 2.15% 2019	25,000	24,885
Wells Fargo & Co. 2.55% 2020	6,525	6,478
Wells Fargo & Co. 2.625% 2022	40,700	39,953
Wells Fargo & Co. 3.55% 2023	16,500	16,754
		1,380,375
Health care 3.39%
AbbVie Inc. 2.50% 2020	2,285	2,271
Allergan PLC 3.45% 2022	11,400	11,358
Allergan PLC 3.80% 2025	5,045	4,987
Amgen Inc. 1.90% 2019	15,000	14,977
AstraZeneca PLC 2.375% 2022	20,000	19,517
AstraZeneca PLC 3.50% 2023	18,850	18,955
Baxalta Inc. 4.00% 2025	1,220	1,213
Bayer US Finance II LLC 3.875% 20233	41,900	41,808
Bayer US Finance II LLC 4.25% 20253	1,521	1,523
Bayer US Finance II LLC 4.375% 20283	3,813	3,715
Becton, Dickinson and Co. 2.894% 2022	650	643
Boston Scientific Corp. 3.375% 2022	2,000	2,006
Boston Scientific Corp. 3.45% 2024	17,875	17,953

Intermediate Bond Fund of America — Page 4 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Celgene Corp. 3.25% 2023	$13,054	$12,951
Cigna Corp. 3.75% 20233	40,000	40,512
Cigna Corp. 4.125% 20253	8,415	8,550
CVS Health Corp. 3.35% 2021	10,535	10,570
CVS Health Corp. 4.30% 2028	23,275	23,313
EMD Finance LLC 2.40% 20203	30,000	29,817
EMD Finance LLC 2.95% 20223	34,620	34,172
EMD Finance LLC 3.25% 20253	41,075	39,763
Gilead Sciences, Inc. 1.85% 2019	7,745	7,715
GlaxoSmithKline Capital Inc. 2.85% 2022	10,000	9,978
GlaxoSmithKline PLC 3.125% 2021	29,350	29,558
GlaxoSmithKline PLC 3.375% 2023	775	785
Johnson & Johnson 2.625% 2025	18,035	17,759
Medtronic, Inc. 1.70% 2019	50,000	49,971
Merck & Co., Inc. 2.80% 2023	16,547	16,447
Roche Holdings, Inc. 2.25% 20193	375	374
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 3.143% 20193,5	8,500	8,515
Roche Holdings, Inc. 2.875% 20213	3,025	3,025
Roche Holdings, Inc. 3.35% 20243	7,625	7,735
Roche Holdings, Inc. 3.00% 20253	1,710	1,696
Shire PLC 1.90% 2019	16,360	16,248
Shire PLC 2.40% 2021	14,178	13,865
Shire PLC 2.875% 2023	40,220	38,836
Takeda Pharmaceutical Co., Ltd. 3.80% 20203	6,440	6,505
Takeda Pharmaceutical Co., Ltd. 4.40% 20233	10,383	10,718
UnitedHealth Group Inc. 2.125% 2021	26,195	25,830
UnitedHealth Group Inc. 3.50% 2024	14,265	14,472
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,621
		635,227
Consumer staples 2.29%
Altria Group, Inc. 3.80% 2024	28,680	28,699
Altria Group, Inc. 4.40% 2026	8,580	8,660
Altria Group, Inc. 4.80% 2029	15,860	15,860
Anheuser-Busch InBev NV 4.15% 2025	7,528	7,781
British American Tobacco PLC 2.297% 2020	13,400	13,210
Colgate-Palmolive Co. 2.25% 2022	21,700	21,327
Conagra Brands, Inc. 4.30% 2024	41,980	42,567
Costco Wholesale Corp. 2.30% 2022	10,406	10,311
Keurig Dr Pepper Inc. 3.551% 20213	14,450	14,540
Keurig Dr Pepper Inc. 4.057% 20233	30,000	30,350
Keurig Dr Pepper Inc. 4.417% 20253	10,321	10,515
Molson Coors Brewing Co. 1.90% 2019	3,450	3,449
Molson Coors Brewing Co. 2.25% 2020	1,275	1,264
Nestle Holdings, Inc. 3.35% 20233	16,750	17,037
Philip Morris International Inc. 2.00% 2020	3,915	3,884
Philip Morris International Inc. 2.90% 2021	8,850	8,851
Philip Morris International Inc. 2.375% 2022	15,175	14,806
Philip Morris International Inc. 2.50% 2022	30,000	29,366
Philip Morris International Inc. 2.625% 2022	1,140	1,125
Procter & Gamble Co. 1.75% 2019	25,000	24,866
Reckitt Benckiser Group PLC 2.375% 20223	15,025	14,606
Reynolds American Inc. 3.25% 2020	7,355	7,352
Reynolds American Inc. 4.00% 2022	960	972

Intermediate Bond Fund of America — Page 5 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$10,940	$11,043
Unilever Capital Corp. 1.375% 2021	15,000	14,505
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,463
Wal-Mart Stores, Inc. 3.40% 2023	58,965	60,113
WM. Wrigley Jr. Co. 3.375% 20203	9,106	9,170
		428,692
Industrials 2.04%
3M Co. 2.25% 2023	36,739	35,900
3M Co. 3.25% 2024	53,500	54,322
Boeing Co. 2.80% 2023	24,455	24,519
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022	110	117
ERAC USA Finance Co. 2.70% 20233	35,000	33,392
General Dynamics Corp. 3.00% 2021	10,000	10,045
Honeywell International Inc. 1.85% 2021	12,500	12,232
Northrop Grumman Corp. 2.55% 2022	12,500	12,290
Siemens AG 1.30% 20193	25,000	24,799
Siemens AG 2.15% 20203	2,000	1,982
Siemens AG 1.70% 20213	25,500	24,702
Siemens AG 2.70% 20223	22,500	22,274
Union Pacific Corp. 3.20% 2021	11,010	11,087
Union Pacific Corp. 3.50% 2023	38,750	39,275
Union Pacific Corp. 3.15% 2024	9,803	9,781
United Technologies Corp. 3.65% 2023	54,250	55,057
Westinghouse Air Brake Technologies Corp. 4.15% 2024	10,000	9,994
		381,768
Consumer discretionary 1.95%
Amazon.com, Inc. 3.30% 2021	9,500	9,657
Amazon.com, Inc. 2.80% 2024	9,000	8,938
American Honda Finance Corp. 2.65% 2021	25,000	24,934
American Honda Finance Corp. 2.60% 2022	12,000	11,787
Bayerische Motoren Werke AG 1.45% 20193	20,000	19,861
Bayerische Motoren Werke AG 2.15% 20203	10,000	9,930
DaimlerChrysler North America Holding Corp. 1.50% 20193	15,000	14,934
DaimlerChrysler North America Holding Corp. 2.45% 2020	5,600	5,548
DaimlerChrysler North America Holding Corp. 2.70% 20203	7,500	7,440
DaimlerChrysler North America Holding Corp. 2.00% 20213	6,100	5,909
DaimlerChrysler North America Holding Corp. 3.00% 20213	30,000	29,812
DaimlerChrysler North America Holding Corp. 3.65% 20243	35,000	34,867
Ford Motor Credit Co. 3.664% 2024	8,170	7,427
Hyundai Capital America 2.55% 20203	12,190	12,070
Hyundai Capital America 2.75% 20203	32,950	32,564
Hyundai Capital America 3.25% 20223	11,552	11,331
Hyundai Capital Services Inc. 2.625% 20203	2,090	2,062
Starbucks Corp. 2.20% 2020	21,760	21,522
Starbucks Corp. 3.80% 2025	17,500	17,766
Toyota Motor Credit Corp. 2.15% 2020	2,000	1,987
Toyota Motor Credit Corp. 2.15% 2022	7,600	7,451
Toyota Motor Credit Corp. 2.70% 2023	6,275	6,191
Toyota Motor Credit Corp. 3.419% 2023	4,926	4,988
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,000
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,130
Volkswagen Group of America Finance, LLC 4.00% 20213	23,023	23,333

Intermediate Bond Fund of America — Page 6 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.25% 20233	$9,500	$9,679
Volkswagen Group of America Finance, LLC 4.625% 20253	8,490	8,653
		365,771
Utilities 1.83%
Berkshire Hathaway Energy Co. 2.40% 2020	10,500	10,463
CenterPoint Energy, Inc. 3.60% 2021	25,000	25,197
CMS Energy Corp. 3.00% 2026	2,000	1,912
CMS Energy Corp. 3.45% 2027	3,000	2,934
Consolidated Edison, Inc. 2.00% 2020	11,850	11,762
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,967
Duke Energy Carolinas, Inc. 3.05% 2023	20,000	20,108
Duke Energy Corp. 3.75% 2024	8,200	8,336
Duke Energy Progress, LLC 3.375% 2023	10,455	10,590
Edison International 2.125% 2020	18,000	17,644
Emera US Finance LP 2.70% 2021	2,890	2,839
Enel Finance International SA 2.75% 20233	23,725	22,554
Enel Finance International SA 3.625% 20273	14,000	12,920
Enel Finance International SA 3.50% 20283	12,500	11,195
Eversource Energy 2.50% 2021	16,225	16,051
Eversource Energy 2.375% 2022	1,414	1,378
Exelon Corp. 2.45% 2021	12,840	12,592
Exelon Corp. 3.497% 20224	2,185	2,171
FirstEnergy Corp., Series B, 4.25% 2023	7,550	7,738
Iberdrola Finance Ireland 5.00% 20193	5,000	5,046
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,007
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	27,974
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	15,614
Niagara Mohawk Power Corp. 3.508% 20243	3,055	3,073
Pacific Gas and Electric Co. 3.85% 2023	22,220	19,220
Pacific Gas and Electric Co. 4.25% 20233,8	13,445	11,899
Public Service Co. of Colorado 2.25% 2022	7,000	6,830
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,608
Public Service Enterprise Group Inc. 2.00% 2021	8,271	7,983
Public Service Enterprise Group Inc. 2.65% 2022	10,000	9,773
Puget Energy, Inc. 6.50% 2020	4,222	4,438
Virginia Electric and Power Co. 2.95% 2022	4,662	4,636
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,347
Xcel Energy Inc. 2.60% 2022	5,000	4,919
		341,718
Energy 1.51%
BP Capital Markets PLC 3.79% 2024	30,000	30,844
BP Capital Markets PLC 3.52% 2026	10,000	9,990
Canadian Natural Resources Ltd. 2.95% 2023	25,000	24,475
Chevron Corp. 1.561% 2019	3,700	3,693
Chevron Corp. 2.10% 2021	10,000	9,866
Chevron Corp. 2.498% 2022	15,105	14,990
Enbridge Inc. 2.90% 2022	28,951	28,506
Enbridge Inc. 4.00% 2023	24,995	25,451
Enbridge Inc. 4.25% 2026	980	1,000
Energy Transfer Partners, LP 4.20% 2023	8,105	8,273
Energy Transfer Partners, LP 4.00% 2027	7,250	6,964
Exxon Mobil Corp. 2.222% 2021	15,000	14,873

Intermediate Bond Fund of America — Page 7 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 3.05% 2019	$3,785	$3,786
Kinder Morgan, Inc. 3.15% 2023	15,000	14,846
Schlumberger BV 3.625% 20223	2,425	2,466
Schlumberger BV 3.75% 20243	17,500	17,586
Schlumberger BV 4.00% 20253	3,940	3,977
Shell International Finance BV 2.125% 2020	7,605	7,554
Shell International Finance BV 1.875% 2021	10,000	9,819
Shell International Finance BV 3.50% 2023	36,224	37,030
Statoil ASA 2.75% 2021	2,120	2,121
Williams Partners LP 4.30% 2024	4,178	4,277
		282,387
Real estate 0.93%
American Campus Communities, Inc. 3.35% 2020	10,000	10,000
American Campus Communities, Inc. 3.75% 2023	6,580	6,574
American Campus Communities, Inc. 4.125% 2024	19,225	19,393
Hospitality Properties Trust 4.50% 2023	3,500	3,483
Kimco Realty Corp. 3.20% 2021	11,085	11,056
Kimco Realty Corp. 3.30% 2025	10,000	9,733
Scentre Group 2.375% 20213	20,430	20,035
Scentre Group 3.25% 20253	1,500	1,448
Scentre Group 3.50% 20253	3,000	2,952
Simon Property Group, LP 2.75% 2023	15,000	14,733
WEA Finance LLC 2.70% 20193	8,885	8,877
WEA Finance LLC 3.25% 20203	21,300	21,344
WEA Finance LLC 3.75% 20243	22,790	22,838
Westfield Corp. Ltd. 3.15% 20223	21,945	21,776
		174,242
Communication services 0.68%
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	30,000	30,765
Comcast Corp. 3.70% 2024	5,860	5,998
Comcast Corp. 3.95% 2025	25,105	25,898
Deutsche Telekom International Finance BV 1.95% 20213	2,406	2,328
Deutsche Telekom International Finance BV 2.82% 20223	6,794	6,711
Deutsche Telekom International Finance BV 2.485% 20233	25,525	24,458
Fox Corp. 4.03% 20243	7,560	7,713
Vodafone Group PLC 4.375% 2028	23,500	23,315
		127,186
Information technology 0.36%
Apple Inc. 2.50% 2022	6,495	6,455
Broadcom Ltd. 3.875% 2027	10,960	10,163
Broadcom Ltd. 3.50% 2028	2,500	2,216
Microsoft Corp. 1.10% 2019	9,330	9,275
Oracle Corp. 2.625% 2023	21,500	21,201
Visa Inc. 2.15% 2022	15,000	14,705
Visa Inc. 2.80% 2022	4,000	4,004
		68,019
Materials 0.01%
Georgia-Pacific Corp. 2.539% 20193	2,500	2,495
Total corporate bonds & notes		4,187,880

Intermediate Bond Fund of America — Page 8 of 17

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 9.30% Federal agency mortgage-backed obligations 7.47%	Principal amount (000)	Value (000)
Fannie Mae 9.112% 20269	$13	$14
Fannie Mae 3.00% 20279	10,778	10,808
Fannie Mae 3.00% 20289	7,640	7,657
Fannie Mae 3.00% 20339	12,398	12,383
Fannie Mae 3.00% 20339	6,888	6,880
Fannie Mae 3.00% 20339	6,838	6,830
Fannie Mae 3.00% 20339	2,192	2,190
Fannie Mae 3.00% 20339	2,072	2,070
Fannie Mae 3.00% 20339	1,989	1,987
Fannie Mae 3.00% 20339	1,946	1,944
Fannie Mae 3.00% 20339	1,195	1,193
Fannie Mae 3.00% 20339	1,139	1,138
Fannie Mae 3.00% 20339	1,020	1,019
Fannie Mae 3.00% 20339	996	994
Fannie Mae 3.00% 20339	996	994
Fannie Mae 3.00% 20339	996	994
Fannie Mae 3.00% 20339	995	994
Fannie Mae 3.00% 20339	943	942
Fannie Mae 3.00% 20339	647	646
Fannie Mae 3.00% 20339	431	431
Fannie Mae 3.00% 20339	352	352
Fannie Mae 3.00% 20339	324	324
Fannie Mae 3.00% 20339	323	323
Fannie Mae 3.00% 20339	290	290
Fannie Mae 3.00% 20339	272	272
Fannie Mae 3.00% 20339	235	235
Fannie Mae 3.00% 20339	229	229
Fannie Mae 3.00% 20339	226	226
Fannie Mae 3.00% 20339	222	222
Fannie Mae 3.00% 20339	198	197
Fannie Mae 3.00% 20339	149	149
Fannie Mae 3.00% 20339	149	149
Fannie Mae 3.00% 20339	148	148
Fannie Mae 3.00% 20339	147	147
Fannie Mae 3.00% 20339	145	145
Fannie Mae 3.00% 20339	96	96
Fannie Mae 3.00% 20339	77	77
Fannie Mae 3.00% 20339	62	62
Fannie Mae 3.00% 20339	43	43
Fannie Mae 3.00% 20339	42	42
Fannie Mae 3.00% 20339	39	39
Fannie Mae 3.00% 20339	27	27
Fannie Mae 4.00% 20339	75,925	77,983
Fannie Mae 3.00% 20349,10	99,540	99,345
Fannie Mae 3.00% 20349	21,024	20,999
Fannie Mae 3.00% 20349	7,647	7,637
Fannie Mae 3.00% 20349	6,812	6,804
Fannie Mae 3.00% 20349	1,176	1,174
Fannie Mae 3.00% 20349	987	986
Fannie Mae 3.00% 20349	199	199
Fannie Mae 3.00% 20349	143	143
Fannie Mae 3.50% 20349,10	70,662	71,769
Fannie Mae 3.50% 20349	382	387
Fannie Mae 4.00% 20349,10	30,000	30,767

Intermediate Bond Fund of America — Page 9 of 17

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20369	$2,165	$2,237
Fannie Mae 4.00% 20369	150	155
Fannie Mae 7.00% 20379	73	81
Fannie Mae 5.50% 20409	310	330
Fannie Mae 4.00% 20479	35,155	35,966
Fannie Mae 4.00% 20479	5,336	5,455
Fannie Mae 4.00% 20489	4,306	4,394
Fannie Mae 4.50% 20489,10	29,077	30,113
Fannie Mae 5.00% 20489	4,496	4,722
Fannie Mae 4.00% 20499,10	56,210	57,270
Fannie Mae 4.02% 20495,9	25,158	25,815
Fannie Mae 4.50% 20499,10	78,940	81,684
Fannie Mae Pool #BN0301 3.97% 20485,9	16,490	16,904
Fannie Mae Pool #BN0374 3.987% 20485,9	11,403	11,688
Fannie Mae, Series 2001-4, Class NA, 9.063% 20255,9	4	4
Fannie Mae, Series 2001-4, Class GA, 9.179% 20255,9	12	12
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20299	199	230
Fannie Mae, Series 2001-20, Class D, 11.006% 20315,9	1	1
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20419	77	87
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20419	308	353
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20369	495	452
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 20379	1,312	1,171
Freddie Mac 3.50% 20349,10	16,500	16,771
Freddie Mac 4.00% 20369	2,990	3,068
Freddie Mac 4.00% 20369	1,167	1,206
Freddie Mac 4.00% 20379	9,919	10,218
Freddie Mac 3.30% 20455,9	10,004	10,078
Freddie Mac 4.50% 20489	7,769	8,056
Freddie Mac 4.50% 20489	3,020	3,131
Freddie Mac 4.50% 20499,10	20,087	20,809
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.889% 20235,9	7	7
Freddie Mac, Series T-041, Class 3A, 5.459% 20325,9	202	216
Freddie Mac, Series 4582, Class GA, 3.75% 20525,9	68,259	69,666
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 20259	40,000	40,727
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20255,9	61,000	63,573
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 20269	20,200	19,541
Freddie Mac, Series K062, Class A2, Multi Family, 3.413% 20269	20,000	20,419
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 20279	9,235	9,242
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 20279	9,500	9,672
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 20289	9,286	9,381
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 20285,9	16,965	17,527
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 20289	7,400	7,757
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 20289	3,250	3,408
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 20289	21,415	22,543
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 20285,9	18,000	18,987
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 20499	31,580	31,634
Freddie Mac, Series 3171, Class MO, principal only, 0% 20369	1,162	1,046
Freddie Mac, Series 3213, Class OG, principal only, 0% 20369	664	599
Freddie Mac, Series 3292, Class BO, principal only, 0% 20379	169	145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20569	14,620	14,382
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20565,9	16,852	16,409
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20569	13,875	13,675
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20575,9	1,031	1,005
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20579	18,126	17,954

Intermediate Bond Fund of America — Page 10 of 17

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20579	$805	$800
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 20289	23,140	23,281
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 20289	2,072	2,085
Government National Mortgage Assn. 4.50% 20429	15	16
Government National Mortgage Assn. 3.00% 20479	6,387	6,309
Government National Mortgage Assn. 3.00% 20479	5,652	5,582
Government National Mortgage Assn. 4.50% 20499,10	4,000	4,139
Government National Mortgage Assn. 5.00% 20499,10	139,391	145,189
Government National Mortgage Assn. 5.00% 20499,10	36,869	38,381
Government National Mortgage Assn. 5.00% 20499	21,441	22,417
Government National Mortgage Assn. 5.00% 20499	3,657	3,822
		1,398,092
Collateralized mortgage-backed obligations (privately originated) 1.81%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20483,5,9	48,155	48,226
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 20493,5,9	24,115	24,152
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20683,6,9	9,248	9,325
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.44% 20245,9	27	27
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20329	124	139
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20329	106	117
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20339	182	196
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20339	385	418
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 20283,5,6,9	20,248	20,179
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 20583,5,9	20,146	20,302
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 20483,9	16,505	16,660
Mello Warehouse Securitization Trust, 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.34% 20513,5,9	20,290	20,351
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 20573,5,9	804	792
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20273,5,9	13,310	13,283
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 20273,6,9	4,965	4,914
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 20283,9	8,787	8,797
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20283,6,9	5,056	5,058
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 20283,9	7,200	7,204
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20283,5,6,9	33,665	33,676
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20433,9	8	8
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 20283,5,6,9	14,043	14,049
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20483,5,9	16,934	17,171
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 20483,9	25,486	25,653
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.29% 20503,5,9	28,005	28,011
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,5,9	379	372
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.09% 20573,5,9	15,169	15,123
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 20583,9	5,020	5,029
		339,232
Commercial mortgage-backed securities 0.02%
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.338% 20443,5,9	3,500	3,662
Total mortgage-backed obligations		1,740,986
Asset-backed obligations 5.55%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,9	10,000	9,966
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20213,9	10,000	9,936
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20213,9	9,180	9,101
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20223,9	8,020	7,990

Intermediate Bond Fund of America — Page 11 of 17

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77% 20229	$25,650	$25,377
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93% 20229	34,206	33,947
American Express Credit Account Master Trust, Series 2018-1, Class A, 2.67% 20229	500	500
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87% 20249	12,220	12,258
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 20219	908	907
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 20253,5,9	4,885	4,885
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20209	1,085	1,084
CarMaxAuto Owner Trust, Series 2018-3, Class A2A, 2.88% 20219	36,000	36,035
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 20219	92,775	92,307
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 20219	10,890	10,850
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 20219	3,893	3,867
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20219	3,500	3,494
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92% 20229	60,507	59,959
CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48% 20203,9	973	973
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 20213,9	6,041	6,030
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 20213,9	2,407	2,403
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 20213,9	2,096	2,095
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 20213,9	14,000	13,995
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20223,9	357	355
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 20223,9	11,050	11,008
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 20223,9	8,820	8,823
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 20223,9	10,725	10,787
CPS Auto Receivables Trust, Series 2017-C, Class C, 2.86% 20233,9	155	154
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20219	9,315	9,301
Discover Card Execution Note Trust, Series 2019-A14, Class A1 3.04% 20249	12,900	12,989
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 20209	447	447
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 20209	8,919	8,921
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 20209	4,216	4,217
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20213,9	5,140	5,142
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 20219	3,475	3,479
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20229	7,165	7,164
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20223,9	6,614	6,617
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20239	10,306	10,302
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 20239	2,240	2,243
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 20259	21,500	21,664
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 20213,9	12,205	12,200
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 20213,9	10,587	10,586
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 20213,9	6,930	6,925
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 20213,9	14,257	14,238
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,9	3,687	3,682
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 20223,9	2,750	2,748
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,9	314	314
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 20223,9	25,300	25,329
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 20233,9	10,000	9,975
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20233,9	415	415
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 20233,9	6,450	6,468
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.767% 20253,5,9	1,539	1,539
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,9	2,324	2,314
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20203,9	664	665
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20213,9	2,167	2,159
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 20213,9	7,017	7,013
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 20213,9	3,810	3,808
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 20213,9	230	230
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 20213,9	28,509	28,529

Intermediate Bond Fund of America — Page 12 of 17

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2016-1A, Class C, 5.52% 20213,9	$2,500	$2,525
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 20223,9	425	424
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 20223,9	2,825	2,857
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20203,9	3,705	3,706
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,9	141	141
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,9	3,043	3,036
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 20223,9	1,476	1,472
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20263,9	42,650	42,359
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,9	47,255	47,611
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20303,9	15,000	15,105
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20313,9	49,225	48,499
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20219	10,000	9,957
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20409	48	49
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71% 20219	38,730	38,745
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 20243,9	17,500	17,632
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 20379	759	751
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 20379	1,991	1,970
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20219	4,121	4,116
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20219	1,077	1,077
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20219	5,515	5,509
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20219	2,217	2,218
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20219	2,203	2,204
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 20219	15,006	14,998
Santander Drive Auto Receivables Trust, Series 2014-5, Class D, 3.21% 20219	704	704
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20229	6,735	6,711
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20229	3,185	3,176
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 20229	2,390	2,385
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20229	12,392	12,400
SLM Private Credit Student Loan Trust, Series 2008-3, Class A3, (3-month USD-LIBOR + 1.00%) 3.771% 20215,9	155	156
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.521% 20235,9	3,846	3,814
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.671% 20235,9	5,234	5,244
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.871% 20235,9	4,174	4,178
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 4.271% 20235,9	3,010	3,036
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.91% 20255,9	6,201	6,056
Symphony Ltd., CLO, Series 2013-12A,Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 20253,5,9	26,318	26,321
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20249	19,840	20,078
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,9	3,671	3,668
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 20203,9	3,113	3,109
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20213,9	5,579	5,577
Westlake Automobile Receivables Trust, Series 2017-2A, Class C 2.59% 20223,9	9,565	9,519
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20223,9	12,405	12,421
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 20233,9	175	174
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,9	215	215
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 20239	675	670
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 20239	5,445	5,431
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 20239	4,695	4,687

Intermediate Bond Fund of America — Page 13 of 17

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 20239	$2,850	$2,851
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20259	18,800	19,039
		1,039,290
Bonds & notes of governments & government agencies outside the U.S. 4.81%
Asian Development Bank 2.75% 2023	21,359	21,500
Bank Nederlandse Gemeenten NV 1.75% 20203	29,400	28,985
Bank Nederlandse Gemeenten NV 2.375% 20223	10,000	9,919
Belgium (Kingdom of) 1.125% 20193	30,900	30,711
Caisse d’Amortissement de la Dette Sociale 3.375% 20243	9,090	9,355
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,359
European Investment Bank 1.25% 2019	21,430	21,202
European Investment Bank 1.375% 2021	26,667	25,905
European Investment Bank 2.00% 2022	11,000	10,779
European Investment Bank 2.25% 2022	15,020	14,885
European Stability Mechanism 2.125% 20223	58,322	57,270
Export Development Canada 2.50% 2023	24,000	23,884
Inter-American Development Bank 1.25% 2021	40,000	38,728
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,796
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,802
International Bank for Reconstruction and Development 1.625% 2021	19,500	19,132
Japan Bank for International Cooperation 2.125% 2020	32,200	31,930
Japan Bank for International Cooperation 2.125% 2020	25,000	24,814
Japan Bank for International Cooperation 2.125% 2020	12,700	12,571
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 3.218% 20205	16,552	16,630
Japan Bank for International Cooperation 3.125% 2021	38,336	38,667
Japan Finance Organization for Municipalities 2.625% 20223	13,000	12,864
KfW 2.125% 2022	16,655	16,376
KfW 2.375% 2022	15,000	14,811
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	27,584
Lithuania (Republic of) 7.375% 2020	15,000	15,631
Lithuania (Republic of) 6.625% 20223	23,244	25,418
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,290
Poland (Republic of) 6.375% 2019	2,825	2,865
Poland (Republic of) 3.00% 2023	10,000	9,999
Poland (Republic of) 4.00% 2024	9,215	9,580
Poland (Republic of) 3.25% 2026	945	945
Portuguese Republic 5.125% 2024	46,500	49,670
Qatar (State of) 3.875% 20233	23,475	24,074
Quebec (Province of) 2.375% 2022	18,999	18,816
Saudi Arabia (Kingdom of) 2.875% 20233	11,645	11,463
Saudi Arabia (Kingdom of) 2.875% 2023	9,800	9,647
Saudi Arabia (Kingdom of) 4.00% 20253	26,220	26,678
Saudi Arabia (Kingdom of) 4.00% 2025	9,800	9,971
Sweden (Kingdom of) 1.25% 20213	40,000	38,687
Sweden (Kingdom of) 2.375% 20233	12,135	12,019
Swedish Export Credit Corp. 1.75% 2020	11,000	10,876
United Mexican States 4.15% 2027	12,262	12,127
		900,215

Intermediate Bond Fund of America — Page 14 of 17

unaudited

Bonds, notes & other debt instruments (continued) Municipals 0.02% Washington 0.02%	Principal amount (000)	Value (000)
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	$4,135	$4,130
Total municipals		4,130
Total bonds, notes & other debt instruments (cost: $17,505,605,000)		17,447,651
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative3	4,000	2,670
Total preferred securities (cost: $3,985,000)		2,670
Short-term securities 9.31%	Principal amount (000)
3M Co. 2.43% due 3/4/20193	$35,000	34,991
Bank of New York Co., Inc. 2.38% due 3/1/2019	71,000	70,995
Chevron Corp. 2.43% due 3/28/20193	60,000	59,888
Cisco Systems, Inc. 2.41% due 3/19/20193	40,000	39,949
Eli Lilly and Co. 2.41% due 3/12/20193	40,000	39,968
Emerson Electric Co. 2.42% due 3/18/20193	37,300	37,255
ExxonMobil Corp. 2.47% due 3/6/2019–3/19/2019	100,000	99,917
Federal Home Loan Bank 2.36%–2.40% due 3/6/2019–4/22/2019	519,500	518,725
IBM Credit LLC 2.45% due 3/21/20193	50,000	49,929
Kimberly-Clark Corp. 2.42% due 3/8/20193	50,000	49,973
Paccar Financial Corp. 2.42% due 3/20/2019	25,000	24,966
Total Capital SA 2.37% due 3/1/20193	50,000	49,997
U.S. Treasury Bills 2.33%–2.39% due 3/14/2019–5/9/2019	592,800	591,478
Wal-Mart Stores, Inc. 2.41% due 3/11/2019–3/15/20193	75,000	74,937
Total short-term securities (cost: $1,743,033,000)		1,742,968
Total investment securities 102.48% (cost: $19,252,623,000)		19,193,289
Other assets less liabilities (2.48)%		(464,510)
Net assets 100.00%		$18,728,779

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount11 (000)	Value at 2/28/201912 (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
90 Day Euro Dollar Futures	Long	1,307	December 2019	$326,750	$318,124	$2,006
2 Year U.S. Treasury Note Futures	Long	24,246	July 2019	4,849,200	5,144,887	(2,595)
5 Year U.S. Treasury Note Futures	Long	41,107	July 2019	4,110,700	4,709,321	(8,034)
10 Year U.S. Treasury Note Futures	Long	4,159	June 2019	415,900	507,398	(1,672)
10 Year Ultra U.S. Treasury Note Futures	Short	7,693	June 2019	(769,300)	(995,883)	4,753
20 Year U.S. Treasury Bond Futures	Short	37	June 2019	(3,700)	(5,345)	34
30 Year Ultra U.S. Treasury Bond Futures	Short	1,756	June 2019	(175,600)	(280,247)	3,590
						$(1,918)

Intermediate Bond Fund of America — Page 15 of 17

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
2.5045%	U.S. EFFR	8/29/2020	$247,620	$506	$—	$506
2.5215%	U.S. EFFR	8/29/2020	181,380	416	—	416
3-month USD-LIBOR	2.806%	8/29/2020	76,300	(178)	—	(178)
2.622%	U.S. EFFR	9/14/2020	255,000	976	—	976
2.3995%	U.S. EFFR	1/11/2021	171,830	96	—	96
2.4035%	U.S. EFFR	1/11/2021	128,170	81	—	81
2.3755%	U.S. EFFR	2/6/2021	456,000	107	—	107
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(6,534)	—	(6,534)
U.S. EFFR	2.508%	7/3/2023	660,645	(6,662)	—	(6,662)
U.S. EFFR	2.4435%	12/20/2023	33,045	(246)	—	(246)
U.S. EFFR	2.45375%	12/20/2023	296,015	(2,346)	—	(2,346)
U.S. EFFR	2.408%	2/8/2029	31,000	49	—	49
3-month USD-LIBOR	2.482%	7/3/2037	35,000	1,963	—	1,963
3-month USD-LIBOR	2.556%	11/3/2037	38,000	1,759	—	1,759
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(998)	—	(998)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	1,361	—	1,361
3-month USD-LIBOR	2.454%	1/15/2045	24,000	1,932	—	1,932
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	6,905	—	6,905
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	584	—	584
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,209	—	1,209
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	2,010	—	2,010
U.S. EFFR	2.166%	10/23/2047	20,000	1,678	—	1,678
U.S. EFFR	2.172%	11/8/2047	50,000	4,141	—	4,141
U.S. EFFR	2.145%	11/9/2047	61,400	5,425	—	5,425
U.S. EFFR	2.153%	11/10/2047	61,500	5,334	—	5,334
U.S. EFFR	2.155%	11/10/2047	34,550	2,982	—	2,982
U.S. EFFR	2.17%	11/13/2047	62,550	5,209	—	5,209
U.S. EFFR	2.5635%	2/12/2048	105,651	336	—	336
U.S. EFFR	2.4615%	3/15/2048	6,500	156	—	156
2.98%	3-month USD-LIBOR	3/15/2048	6,500	132	—	132
U.S. EFFR	2.485%	3/15/2048	6,500	125	—	125
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	109	—	109
U.S. EFFR	2.425%	3/16/2048	13,000	409	—	409
2.917%	3-month USD-LIBOR	3/16/2048	13,000	98	—	98
U.S. EFFR	2.42875%	4/18/2048	32,000	978	—	978
					$—	$30,102

Intermediate Bond Fund of America — Page 16 of 17

unaudited

Swap contracts  (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments (000)	Unrealized depreciation at 2/28/2019 (000)
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	$650,000	$(11,575)	$(9,920)	$(1,655)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $120,685,000, which represented .64% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,928,523,000, which represented 15.64% of the net assets of the fund.
4	Step bond; coupon rate may change at a later date.
5	Coupon rate may change periodically.
6	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $89,006,000, which represented .48% of the net assets of the fund.
7	Value determined using significant unobservable inputs.
8	Scheduled interest and/or principal payment was not received.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Purchased on a TBA basis.
11	Notional amount is calculated based on the number of contracts and notional contract size.
12	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-023-0419O-S66057	Intermediate Bond Fund of America — Page 17 of 17

ITEM 7- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2019